Financial instruments at FVTOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	$ 8,160,703
Fair Value	8,163,428
Up to 12 months	4,020,984
Over 12 months	4,004,685
Cost	798,565
Fair Value	815,962	$ 4,287,277
Over 12 months	674,524
[custom:FairValueNoMaturity]	137,759
[custom:FairValueUpto12Months]	24,732
[custom:FairValueNoMaturity1]	116,706
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
[custom:FinancialInstrumentsFairValueOriginalCurrency1]	34,643,103
[custom:FinancialInstrumentsFairValueUS1]	6,213,118
United States of America, Dollars
IfrsStatementLineItems [Line Items]
[custom:FinancialInstrumentsFairValueOriginalCurrency1]	1,950,310
[custom:FinancialInstrumentsFairValueUS1]	$ 1,950,310
Government Bonds Brazil [Member]
IfrsStatementLineItems [Line Items]
Yield	106.3% of CDI rate
Description of Maturity	01/22 - 09/27
Cost	$ 6,071,826
Fair Value	6,074,435
Up to 12 months	2,070,674
Over 12 months	4,003,761
Cost	571,467
Fair Value	571,753	$ 4,137,224
Over 12 months	554,621
[custom:FairValueUpto12Months]	$ 17,132
Government Bonds Brazil One [Member]
IfrsStatementLineItems [Line Items]
Description of Maturity	01/22 - 09/27
Government Bonds United States [Member]
IfrsStatementLineItems [Line Items]
Yield	0.02% - 1.05% fixed
Description of Maturity	02/22 - 04/25
Cost	$ 829,969
Fair Value	830,124
Up to 12 months	$ 830,124
Government Bonds Colombia [Member]
IfrsStatementLineItems [Line Items]
Yield	2.42% fixed
Description of Maturity	02/24
Cost	$ 504
Fair Value	504
Up to 12 months	504
Government Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Cost	6,902,299
Fair Value	6,905,063
Up to 12 months	2,901,302
Over 12 months	$ 4,003,761
Corporate Bonds And Other Instruments 1 Debentures [Member]
IfrsStatementLineItems [Line Items]
Yield	IPCA + 4,9173%
Description of Maturity	03/36
Cost	$ 939
Fair Value	924
Over 12 months	$ 924
Corporate Bonds And Other Instruments 1 Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Yield	CDI+ 3.95% - CDI+ 5.20%
Cost	$ 137,759
Fair Value	137,759
[custom:FairValueNoMaturity]	$ 137,759
Corporate Bonds And Other Instruments 1 Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Yield	0.30% - 0.80% p.y
Description of Maturity	2/22 - 10/22
Cost	$ 1,119,706
Fair Value	1,119,682
[custom:FairValueUpto12Months]	1,119,682
Corporate Bonds And Other Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Cost	1,258,404
Fair Value	1,258,365
Over 12 months	924
[custom:FairValueUpto12Months]	1,119,682
[custom:FairValueNoMaturity1]	$ 137,759